Securitizations and Variable Interest Entities - Additional information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 464	¥ 297
Securitization or asset-backed financing arrangement, financial asset for which transfer is accounted as sale, gain on sale	9	19
Debt securities issued by SPEs with an initial fair value	1,890	2,799
Cash inflows from third parties on the sale of debt securities	1,759	2,564
Cumulative balance of financial assets transferred to SPEs	5,829	5,323
Retained interests	131	160
Interests held in SPEs	¥ 39	¥ 27